Share Capital and Share-based Payments - Additional Information (Details) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended				12 Months Ended
	Nov. 21, 2022 USD ($)	Jan. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shelf prospectus distribution amount	$ 500,000
Shelf prospectus, issuance period	25 months
Proceeds from issuance of private placement	$ 100,000
Common shares issued during the period | shares			5.0	4.3	2.3
Weighted average exercise price, granted (in cad per share) | $ / shares			$ 5.01	$ 3.88	$ 3.50
Gross proceeds from issuing shares			$ 24,900	$ 16,900	$ 8,000	$ 49,800
Share issue related cost						1,056	$ 776
Net proceeds from issuance of shares						$ 40,769	$ 7,219
Weighted average multiplier						1	2.59
Weighted average share price at date of exercise of stock options (in dollars per share) | $ / shares						$ 6.06	$ 9.92
RSUs and pRSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued in private placement (in shares) | shares						1.3	3.8
Weighted average grant date fair value of other equity instruments (in dollars per share) | $ / shares						$ 4.47	$ 6.23
Performance Based Restricted Share Units | Equinox Gold Restricted Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Comparison period						3 years
Award vesting over period						3 years
Granted total number of equity-settled (in shares) | shares						0.5
Award granted over period						3 years
Granted remaining number of equity (in shares) | shares						1.8
Performance Based Restricted Share Units | Equinox Gold Restricted Share Unit Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						2 years
Award vesting percentage						0.00%
Award granted percentage						0.00%
Remaining awards granted, percentage						0.00%
Performance Based Restricted Share Units | Equinox Gold Restricted Share Unit Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						3 years
Award vesting percentage						300.00%
Award granted percentage						200.00%
Remaining awards granted, percentage						125.00%
Cash settled equity awards | Equinox Gold Restricted Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						3 years
Granted total number of equity-settled (in shares) | shares						0.7
Remaining vesting period						3 years
Weighted average price per unit (in dollars per share) | $ / shares						$ 4.45	$ 7.24
Fair value of cash settled share-based payment awards			3,000		800	$ 3,000	$ 800
Cash settled equity awards | Equinox Gold Restricted Share Unit Plan | Other Current Liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of cash settled share-based payment awards			1,500		200	1,500	200
Cash settled equity awards | Equinox Gold Restricted Share Unit Plan | Other Noncurrent Liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of cash settled share-based payment awards			1,400		600	$ 1,400	$ 600
Cash settled equity awards | Equinox Gold Restricted Share Unit Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award granted percentage						0.00%
Remaining awards granted, percentage						0.00%
Cash settled equity awards | Equinox Gold Restricted Share Unit Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award granted percentage						125.00%
Remaining awards granted, percentage						200.00%
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average price per unit (in dollars per share) | $ / shares						$ 4.22	$ 5.02
Redemption period						90 days
Total fair value of DSU outstanding			$ 1,600		$ 900	$ 1,600	$ 900
Potential ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued during the period | shares		5.0
Weighted average price per share (usd per share) | $ / shares		$ 4.56
Net proceeds from issuance of shares		$ 22,900